Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Basic earnings per common share
Net income attributable to common shareholders		$ 2,086	$ 2,029	$ 2,504	$ 5,746	$ 7,707
Weighted average number of common shares outstanding		1,199	1,192	1,195	1,194	1,201
Basic earnings per common share	[1]	$ 1.74	$ 1.7	$ 2.1	$ 4.81	$ 6.41
Diluted earnings per common share
Net income attributable to common shareholders		$ 2,086	$ 2,029	$ 2,504	$ 5,746	$ 7,707
Dilutive impact of share-based payment options and others	[2]	2	(11)	6	(24)	91
Net income attributable to common shareholders (diluted)		$ 2,088	$ 2,018	$ 2,510	$ 5,722	$ 7,798
Weighted average number of common shares outstanding		1,199	1,192	1,195	1,194	1,201
Dilutive impact of share-based payment options and others	[2]	15	5	8	7	20
Weighted average number of diluted common shares outstanding		1,214	1,197	1,203	1,201	1,221
Diluted earnings per common share	[1]	$ 1.72	$ 1.69	$ 2.09	$ 4.76	$ 6.39

[1]	Earnings per share calculations are based on full dollar and share amounts.
[2]	Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.